Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Balances and Transactions with Associates and Joint Ventures
The information detailed in the tables below shows the balances with associates and joint ventures as of December 31, 2021, 2020 and 2019 and transactions with the mentioned parties for the years ended on such dates.

	2021
	Other receivables	Trade receivables	Investment in financial assets	Accounts payable	Contract liabilities
	Current	Current	Current	Current	Current
Joint Ventures:
Profertil	19	1,146	—	884	—
MEGA	—	4,397	—	572	—
Refinor	—	1,949	—	64	—
Bizoy S.A.	—	—	—	—	—
YPF EE	385	1,277	803	3,375	74
Petrofaro S.A.	—	—	—	—	—
OLCLP	31	—	—	164	—
Sustentator S.A.	—	—	—	5	—

	435	8,769	803	5,064	74

Associates:
CDS	—	1	—	—	—
YPF Gas	114	749	—	220	—
Oldelval	—	2	—	366	—
Termap	—	—	—	139	—
OTA	14	—	—	11	—
OTC	—	—	—	—	—
GPA	—	—	—	310	—
Oiltanking	—	1	—	209	—
Gas Austral S.A.	—	42	—	—	—

	128	795	—	1,255	—

	563	9,564	803	6,319	74

	2020
	Other receivables	Trade receivables	Investment in financial assets	Accounts payable	Contract liabilities
	Current	Current	Current	Current	Current
Joint Ventures:
Profertil	12	641	—	484	—
MEGA	—	2,650	—	261	—
Refinor	—	577	—	75	—
Bizoy S.A.	—	—	—	—	—
YPF EE	389	794	—	2,504	56
Petrofaro S.A.	—	—	—	—	—
OLCLP	79	7	—	168	—
Sustentator S.A.	—	—	—	2	—

	480	4,669	—	3,494	56

Associates:
CDS	—	144	—	10	—
YPF Gas	51	322	—	180	—
Oldelval	—	1	—	450	—
Termap	—	—	—	182	—
OTA	12	—	—	9	—
OTC	8	—	—	—	—
GPA	—	—	—	25	—
Oiltanking	—	1	—	304	—
Gas Austral S.A.	—	23	—	1	—

	71	491	—	1,161	—

	551	5,160	—	4,655	56

	2019
	Other receivables	Trade receivables	Investment in financial assets	Accounts payable	Contract liabilities
	Current	Current	Current	Current	Current

Joint Ventures:
Profertil	12	587	—	114	—
MEGA	—	2,995	—	350	—
Refinor	—	956	—	123	—
Bizoy S.A.	—	17	—	—	—
YPF EE	296	2,278	—	2,183	679
Petrofaro S.A.	—	6	—	—	—
OLCLP	56	59	—	70	—
Sustentator S.A.	—	—	—	—	—

	364	6,898	—	2,840	679

Associates:
CDS	—	1,063	—	—	—
YPF Gas	90	317	—	73	—
Oldelval	—	77	—	401	—
Termap	—	—	—	182	—
OTA	9	—	—	14	—
OTC	4	—	—	—	—
GPA	—	—	—	99	—
Oiltanking	—	—	—	198	—
Gas Austral S.A.	—	12	—	1	—

	103	1,469	—	968	—

	467	8,367	—	3,808	679

	2021			2020			2019
	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)
Joint Ventures:
Profertil	5,454	11,019	—	5,111	4,883	—	4,418	3,044	—
MEGA	18,974	1,298	—	12,408	2,281	—	10,672	1,854	—
Refinor	12,580	1,407	—	2,750	706	—	3,310	481	(16)
Y-GEN I	—	—	—	—	—	—	5	—	—
YPF EE	6,145	9,734	—	3,647	5,184	—	5,016	3,862	—
Petrofaro S.A.	—	—	—	—	—	—	9	23	—
OLCLP	95	774	—	115	571	—	66	316	—
Sustentator S.A.	—	18	—	—	4	—	—	—	—

	43,248	24,250	—	24,031	13,629	—	23,496	9,580	(16)

Associates:
CDS	390	—	(72)	838	8	8	1,955	1	—
YPF Gas	5,597	775	—	2,401	345	3	2,217	252	162
Oldelval	16	3,521	—	57	2,893	2	238	2,192	—
Termap	—	1,791	—	—	1,309	—	—	1,302	—
OTA	2	167	—	2	76	—	1	80	—
GPA	—	1,757	—	—	1,176	—	—	845	—
Oiltanking	7	2,368	—	5	1,542	—	3	1,350	—
Gas Austral S.A.	496	3	—	223	—	—	206	1	—

	6,508	10,382	(72)	3,526	7,349	13	4,620	6,023	162

	49,756	34,632	(72)	27,557	20,978	13	28,116	15,603	146

Information about Public Sector Related Entities
Additionally, in the normal course of business, and considering being the main energy group in Argentina, the Group’s customer and suppliers portfolio encompasses both private sector entities as well as national public sector entities. As required by IAS 24 “Related party disclosures”, among the major transactions above mentioned the most important are:

		Balances			Transactions
		Receivables / (Liabilities)			Income / (Costs)
Customers / Suppliers	Ref.	2021	2020	2019	2021	2020	2019
SGE	(1) (20)	—	12,607	26,223	—	—	—
SGE	(2) (20)	1,610	3,330	3,416	3,696	3,992	5,684
SGE	(3) (20)	4,397	—	—	16,473	—	—
SGE	(4) (20)	472	228	155	837	234	657
SGE	(5) (20)	—	240	166	—	—	7
SGE	(6) (20)	188	625	475	—	150	475
SGE	(7) (20)	131	440	172	880	845	995
SGE	(8) (20)	6,775	6,126	4,417	—	—	361
Ministry of Transport	(9) (20)	918	2,802	2,056	6,373	4,515	5,923
Secretariat of Industry	(10)
	(20)	—	—	—	686	—	688
CAMMESA	(11)	12,779	7,098	627	56,633	26,054	6,650
CAMMESA	(12)	(1,173)	(983)	386	(8,063)	(5,678)	(3,778)
IEASA	(13)	8,970	5,998	5,041	11,924	10,992	11,994
IEASA	(14)	(7,866)	(2,640)	(505)	(3,429)	(1,650)	(462)
Aerolíneas Argentinas S.A.	(15)	2,618	6,009	5,033	12,340	4,641	16,036
Aerolíneas Argentinas S.A.	(16)	—	—	—	(133)	—	—
ANSES	(17)	—	—	—	—	1,539	—
Agua y Saneamientos Argentinos S.A.	(18)	1,754	—	—	3,121	—	—
Ministry of Work, Employment and Social Security and AFIP	(19)	—	—	—	230	—	—

(1)
Benefits for the Stimulus Program for the Additional Injection of Natural Gas corresponding to Resolution No. 1/2013 issued by the Strategic Planning and Coordination Commission of the Hydrocarbon Investments National Plan.

(2)	Benefits for the Resolution 46 Program. See Note 35.d.1).
(3)	Benefits for the GasAr Plan. See Note 35.d.1).
(4)	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks. See Note 35.d.2).
(5)	Benefits for the Bottle-to Bottle Program. See Note 35.d.2).
(6)	Benefits for recognition of the financial cost generated by payment deferral by providers of the distribution service of natural and undiluted propane gas through networks.
(7)	Procedure to compensate for the lower income that Natural Gas Piping Distribution Service Licensed Companies receive from their users for the benefit of Metrogas.
(8)
Procedure to compensate the payment of the daily differences accumulated on a monthly basis between the price of the gas purchased by Natural Gas Piping Distribution Service Companies and the price of the natural gas included in the respective tariff schemes for the benefit of Metrogas. See Note 35.c.1).

(9)	The compensation for providing diesel to public transport of passengers at a differential price.
(10)	Incentive for domestic manufacturing of capital goods, for the benefit of AESA.
(11)	The provision of fuel oil, diesel and natural gas.
(12)	Purchases of energy. As of December 31, 2019, the Group had a credit balance for energy purchases.
(13)	Sales of natural gas, LNG and provision of regasification service of LNG in Escobar.
(14)	The purchase of natural gas and crude oil.
(15)	The provision of jet fuel.
(16)	The purchase of miles for the YPF Serviclub Program.
(17)	Income recognized by the Work and Production Assistance Program received in benefit of AESA and OPESSA.
(18)	Sale of assets held for disposal.
(19)	Income recognized by the Productive Recovery Program II (“REPRO II”) in benefit of OPESSA.
(20)	Income recognized under the guidelines of IAS 20.

Summary of Compensation of Key Management Personnel
The table below discloses the compensation for the YPF’s key management personnel, including members of the Board of Directors and Vice Presidents (managers with executive functions appointed by the Board of Directors), for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Short-term employee benefits (1)	1,209	719	515
Share-based benefits	135	161	123
Post-retirement benefits	56	32	22
Termination benefits	154	242	—

	1,554	1,154	660

(1)	Does not include Social Security contributions of 257, 182 and 133 for the years ended December 31, 2021, 2020 and 2019, respectively.